Income Taxes - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
POSCO's statutory rate	24.20%	24.20%	24.20%
Deductible temporary differences	₩ 5,300,667	₩ 4,612,900
Taxable temporary differences, not recognized	4,362,127	3,933,428
Deferred tax liabilities, not recognized	₩ 1,137,632	₩ 951,890